Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Schedule of Loss Per Share
	SIX MONTHS ENDED
	June 30,	June 30,
	2023	2022
Loss attributable to owners of the Company	(5,421,046)	(8,238,518)
Weighted average number of shares outstanding	4,199,091	774,898
Basic and diluted loss per share	(1.29)	(10.63)